AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 82.0%
Asset-Backed Securities — 17.8%
Automobiles — 6.6%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	400	$ 420,319
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	102,327
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	34	34,412
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400	422,280
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.492%(c)	08/15/29	15	14,689
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	25	25,160
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23	1	1,246
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	105,733
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	335	339,113
			1,465,279
Collateralized Loan Obligations — 8.2%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.571%(c)	01/16/30	250	248,357
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	10/15/30	250	247,981
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.518%(c)	04/22/30	249	244,892
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.536%(c)	10/23/29	250	247,563
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.105%(c)	04/15/27	224	223,223
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.492%(c)	10/20/30	250	247,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.573%(c)	07/17/26	112	$ 112,297
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.565%(c)	04/15/30	246	245,011
			1,817,043
Consumer Loans — 0.8%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	72	73,178
Series 2019-02, Class A, 144A
3.010%	04/25/28	99	99,796
			172,974
Equipment — 0.8%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	101,705
Series 2019-B, Class A2, 144A
2.070%	10/12/22	85	85,729
			187,434
Student Loans — 1.4%
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	245	251,796
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	—(r )	292
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	69	69,632
			321,720

Total Asset-Backed Securities (cost $3,912,754)			3,964,450
Commercial Mortgage-Backed Securities — 23.3%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	46	46,567
Series 2018-BN15, Class A1
3.402%	11/15/61	343	353,873
Series 2019-BN19, Class A1
2.263%	08/15/61	669	684,418
CD Mortgage Trust,
Series 2016-CD02, Class A1
1.848%	11/10/49	43	42,959
Series 2017-CD05, Class A1
2.028%	08/15/50	176	176,879
A1

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	111	$ 110,935
Series 2017-C08, Class A1
1.965%	06/15/50	37	37,268
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100	109,097
Series 2016-C02, Class A1
1.499%	08/10/49	69	68,748
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	241
Series 2014-UBS06, Class A4
3.378%	12/10/47	215	233,296
Series 2016-DC02, Class A1
1.820%	02/10/49	156	156,457
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	271	272,421
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.047%(cc)	03/25/28	173	187,016
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	4	3,672
Series 2014-GC22, Class A3
3.516%	06/10/47	225	227,478
Series 2015-GC32, Class A3
3.498%	07/10/48	100	108,517
Series 2017-GS07, Class A1
1.950%	08/10/50	154	154,640
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	345	370,009
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	219	220,614
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	27	26,941
Series 2017-C07, Class A1
2.081%	10/15/50	74	74,945
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	240	249,016
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	150	165,109
Series 2017-C33, Class A1
2.031%	05/15/50	67	67,636
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	148	148,729
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	705	$ 730,779
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48	82	81,767
Series 2017-C38, Class A1
1.968%	07/15/50	99	99,535

Total Commercial Mortgage-Backed Securities (cost $5,017,007)			5,209,562
Corporate Bonds — 25.1%
Airlines — 0.7%
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	163	154,819
Auto Manufacturers — 0.5%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	100	103,357
Banks — 6.4%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	170	189,136
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	200	206,370
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	200	216,694
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	125	138,004
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	10	10,678
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	115	129,452
Morgan Stanley,
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	135	148,893
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.901%(ff)	03/30/26	350	380,153
			1,419,380
Chemicals — 1.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	95	111,678

A2

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	105	$ 113,678
			225,356
Commercial Services — 1.7%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25(a)	340	383,087
Diversified Financial Services — 0.3%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	55	62,895
Electric — 3.3%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	125	136,281
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	115	131,147
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	250	273,931
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	180	193,129
			734,488
Healthcare-Products — 0.8%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	55	62,342
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	100	113,967
			176,309
Healthcare-Services — 1.0%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	110	126,406
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24	85	92,732
			219,138
Insurance — 0.3%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	14	15,321
4.569%	02/01/29	46	55,562
			70,883
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 1.5%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	175	$ 192,767
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	125	134,712
			327,479
Miscellaneous Manufacturing — 0.5%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	110	115,405
Multi-National — 0.8%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23(a)	185	192,187
Oil & Gas — 0.4%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	110	99,938
Pharmaceuticals — 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.450%	03/15/22	125	129,551
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.450%	11/15/27	135	155,320
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	175	204,046
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	70	77,943
			566,860
Pipelines — 1.8%
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	55	57,943
4.500%	07/15/23	140	151,659
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	180	186,933
			396,535
Real Estate Investment Trusts (REITs) — 0.5%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	100	112,543

A3

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 1.1%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	215	$ 244,930

Total Corporate Bonds (cost $5,166,371)			5,605,589
Sovereign Bonds — 2.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	222,328
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	400	400,900

Total Sovereign Bonds (cost $599,055)			623,228
U.S. Government Agency Obligation — 4.5%
Resolution Funding Corp. Principal Strips
2.129%(s)	10/15/20	1,000	999,951
(cost $999,194)
U.S. Treasury Obligations — 8.5%
U.S. Treasury Bonds
3.625%	02/15/44(k)	1,115	1,629,120
U.S. Treasury Notes
2.125%	05/15/25(k)	245	266,016

Total U.S. Treasury Obligations (cost $1,895,501)			1,895,136

Total Long-Term Investments (cost $17,589,882)			18,297,916

	Shares
Short-Term Investments — 18.9%
Affiliated Mutual Funds — 18.5%
PGIM Core Ultra Short Bond Fund(w)	3,792,783	3,792,783
PGIM Institutional Money Market Fund (cost $337,058; includes $337,000 of cash collateral for securities on loan)(b)(w)	337,126	337,058

Total Affiliated Mutual Funds (cost $4,129,841)		4,129,841
Options Purchased*~ — 0.4%
(cost $1,304)		79,401

Total Short-Term Investments (cost $4,131,145)		4,209,242

TOTAL INVESTMENTS—100.9% (cost $21,721,027)		22,507,158

Liabilities in excess of other assets(z) — (0.9)%		(199,128)

Net Assets — 100.0%		$ 22,308,030

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $329,290; cash collateral of $337,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon. Rate quoted represents effective yield at September 30, 2020.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	228	$ 5,442
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	222	5,299
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	556	12,596
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,102	25,009
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,120	26,302
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	222	4,753
Total Options Purchased (cost $1,304)							$79,401
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	5 Year U.S. Treasury Notes	Dec. 2020	$1,638,406	$ 201
24	10 Year U.S. Ultra Treasury Notes	Dec. 2020	3,838,125	(2,339)
				(2,138)
Short Positions:
21	2 Year U.S. Treasury Notes	Dec. 2020	4,640,180	(1,919)
46	10 Year U.S. Treasury Notes	Dec. 2020	6,418,437	(12,686)
7	20 Year U.S. Treasury Bonds	Dec. 2020	1,233,969	6,847
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	443,625	(950)
				(8,708)
				$(10,846)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
17,195	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	$324,212	$1,314,861	$990,649
50	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	(4,862)	(7,728)	(2,866)
				$319,350	$1,307,133	$987,783

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5